EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

	Years ended December 31,
(Number of common shares in thousands)	2019	2018
Basic weighted average shares outstanding:	1,252,316	1,249,495
Weighted average shares dilution adjustments:
Stock options	1,679	—
Restricted shares	3,181	—
Restricted performance shares	5,168	—
Diluted weighted average shares outstanding	1,262,344	1,249,495

Weighted average shares dilution adjustments - exclusions:(a)
Stock options (b)	3,870	8,819
Restricted shares	—	2,777
Restricted performance shares	—	4,708
(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2019 and 2018, the average share price used was $3.97 and $3.44, respectively.